Income Taxes - Schedule of Significant Components of the Company's Net Deferred Income Tax Assets (Liabilities) (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets (liabilities)
Deferred income tax assets (liabilities)	$ (33.1)	$ (31.4)	$ (53.4)
Intangible asset [member]
Deferred income tax assets (liabilities)
Deferred tax liabilities	(86.1)	(78.8)
Property, plant and equipment [member]
Deferred income tax assets (liabilities)
Deferred tax liabilities	(7.3)	(3.6)
Deferred tax arising in business acquisition [member]
Deferred income tax assets (liabilities)
Deferred tax liabilities	(1.2)	(2.5)
Non-capital and capital tax losses [member]
Deferred income tax assets (liabilities)
Deferred income tax assets	33.4	36.1
Loss and tax credit carryforwards [member]
Deferred income tax assets (liabilities)
Deferred income tax assets	16.7	9.6
Deferred tax defined benefit obligation [member]
Deferred income tax assets (liabilities)
Deferred income tax assets	7.7	3.3
Other temporary differences [member]
Deferred income tax assets (liabilities)
Deferred income tax assets	$ 3.7	$ 4.5